Restructuring, Impairment and Transaction-Related Charges (Schedule of Restructuring Reserves) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Noncurrent	$ 8.5	$ 0
Restructuring reserves	15.1	33.3
Severance costs	15.7	27.2	29.5
Restructuring Reserve [Roll Forward]
Balance, beginning of period	33.3	54.2
Impairment charges	21.8	23.0	13.8
Transaction-related charges	4.0	4.1	2.9
Integration related costs (recovery)	25.2	44.6	45.7
Other restructuring charges	28.6	19.4	22.1
Expense from continuing operations	95.3	118.3
Cash payments	(79.9)	(127.2)
Non-cash adjustments	(20.7)	(12.0)
Balance, end of period	28.0	33.3	54.2
Accrued Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserves	15.1
Accounts Payable [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserves	1.4
Other Liabilities, Noncurrent [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Noncurrent	11.5
Other Noncurrent Liabilities, Restructuring Reserves [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Noncurrent	8.5
Other Noncurrent Liabilities, MEPP's withdrawal liability [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Noncurrent	3.0
Employee Terminations [Member]
Restructuring Reserve [Roll Forward]
Balance, beginning of period	6.1	9.3
Cash payments	(17.0)	(30.4)
Non-cash adjustments	0	0
Balance, end of period	4.8	6.1
Impairment Charges [Member]
Restructuring Reserve [Roll Forward]
Balance, beginning of period	0	0
Cash payments	0	0
Non-cash adjustments	(21.8)	(23.0)
Balance, end of period	0	0
Transaction-Related Charges [Member]
Restructuring Reserve [Roll Forward]
Balance, beginning of period	0.9	0
Cash payments	(4.7)	(3.2)
Non-cash adjustments	0	0
Balance, end of period	0.2	0.9
Integration Costs [Member]
Restructuring Reserve [Roll Forward]
Balance, beginning of period	3.5	18.2
Cash payments	(25.0)	(59.3)
Non-cash adjustments	0	0
Balance, end of period	3.7	3.5
Other Restructuring Charges [Member]
Restructuring Reserve [Roll Forward]
Balance, beginning of period	22.8	26.7
Cash payments	(33.2)	(34.3)
Non-cash adjustments	1.1	11.0
Balance, end of period	$ 19.3	$ 22.8